Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share (EPS)

NOTE 9. EARNINGS PER SHARE (EPS)

The table below reconciles the numerator and denominator of EPS for the years ended December 31, 2013 and 2012.

(in thousands, except per-share information)
	2013	2012
Basic and diluted EPS per common share:
Numerator for basic and diluted EPS per common share:
Net (loss) income — Basic and diluted	$(698)	$534
Weighted average common shares:
Common shares outstanding at the balance sheet date	3,342	154
Common shares to be distributed as a stock dividend	—	828
Effect of weighting	(330)	—

Weighted average shares-basic and diluted	3,012	982

(Loss) income per common share:
Basic and diluted	$(0.23)	$0.54

On February 14, 2013, Orchid’s Board of Directors declared a stock dividend whereby 5.37 shares of common stock were issued for each share of common stock outstanding. The 827,555 shares distributed as the dividend were issued to Bimini on February 20, 2013, immediately prior to Orchid’s IPO. For the year ended December 31, 2012, the 981,665 common shares, which includes the 154,110 shares of common stock outstanding at December 31, 2012 and the 827,555 shares distributed as a stock dividend, is used for the EPS computation, as Bimini has been the sole stockholder during the entire period